Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Disclosure of Standardized Measure of Discounted Future Net Cash Flows (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Abstract]
Proved reserves after net cash flows discount factor	10.00%	10.00%	10.00%